Derivative Instruments (Details) - Schedule of valuation of the warrant was determined based on Black-Scholes option pricing model - Xos, Inc. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments (Details) - Schedule of valuation of the warrant was determined based on Black-Scholes option pricing model [Line Items]
Expected dividend yield	0.00%	0.00%
Standard deviation of share price	$ 0.80
Expected term	5 years	9 years 2 months 26 days	9 years 4 months 24 days	9 years 10 months 24 days
Risk-free interest rate	0.36%	0.36%
Grant-date fair value (estimated)	$ 8.50